RECLAMATION PROVISION (Tables)	6 Months Ended
Jun. 30, 2024
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	June 30, 2024	December 31, 2023

Balance at beginning of the period	$2,195	$445
Changes in estimates	-	1,615
Unwinding of discount related to continuing operations	102	49
Effect of movements in exchange rates	(193)	86
Balance at end of the period	$2,104	$2,195